Fair Value Measurements (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012
Assets
Cash	$ 12,303,000	$ 18,653,000
Liabilities
Warrant liability	1,945,000	830,000
Number of work statements executed with the Nordic Work Statements	3
Level 3
Liabilities
Warrant liability	1,900,000
Stock liability	5,300,000
Recurring basis | Level 1
Assets
Cash	2,710,000	1,134,000
Money Market Funds	9,593,000	16,020,000
Assets fair value	12,303,000	17,154,000
Recurring basis | Level 2
Assets
Assets fair value		5,499,000
Recurring basis | Level 2 | Domestic corporate commercial paper
Assets
Money Market Funds		1,499,000
Marketable securities		4,000,000
Recurring basis | Level 3
Assets
Stock asset		407,000
Assets fair value		407,000
Liabilities
Warrant liability	1,945,000	830,000
Other liability		24,387,000
Stock liability	5,328,000	245,000
Total liabilities carried at fair value	7,273,000	25,462,000
Recurring basis | Estimated Fair Value
Assets
Cash	2,710,000	1,134,000
Money Market Funds	9,593,000	16,020,000
Stock asset		407,000
Assets fair value	12,303,000	23,060,000
Liabilities
Warrant liability	1,945,000	830,000
Other liability		24,387,000
Stock liability	5,328,000	245,000
Total liabilities carried at fair value	7,273,000	25,462,000
Recurring basis | Estimated Fair Value | Domestic corporate commercial paper
Assets
Money Market Funds		1,499,000
Marketable securities		$ 4,000,000